111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

March 31, 2020

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 479 (the “Fund”)

(File No. 333-237191) (CIK# 1799273)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on March 16, 2020. We received comments from the staff of the Commission in a telephone conversation between Anu Dubey and Matthew Wirig on March 26, 2020 requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1

The comment requested that the Sponsor indicate whether an investment in funds that invest in contingent convertible bonds (“CoCos”) is a part of the Trust’s principal investment strategy, and if so to please add additional disclosure. The Sponsor has confirmed that an investment in funds that invest in CoCos is not a part of the principal investment strategy for the Trust.

Comment 2

The comment noted that significant market events from the coronavirus have occurred since the registration statement was filed and asked the Trust to please consider whether the Trust’s disclosures, including the risk disclosures, should be revised to reflect how the market is affecting the Trust’s intended holdings or to please explain why not. The prospectus has been updated in accordance with this comment under “Risk Considerations—Market Risk” and “Risk Considerations—Credit Risk”.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on June 30, 2020, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

Chapman and Cutler LLP